Note 16 - Stock Based Compensation (Detail) - The Fair Value of Each Option Award	12 Months Ended
Dec. 31, 2010
Risk-free interest rate	2.11%
Expected option life (years)	7 years
Expected stock price volatility	44.70%
Dividend yield	0.70%